Royalties, mining and income tax, and deferred tax - Deferred Tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income tax
Deferred tax assets	R (2,093)	R (2,451)	[1]	R (1,942)
Deferred tax liabilities	6,470	4,757	[1]	4,176
Net deferred tax liabilities	4,377	2,306		2,234
Reconciliation of the deferred tax balance:
Deferred tax liability (asset) at beginning of period	2,306	2,234		6,918
Deferred tax on acquisition of subsidiaries	197	0		348
Loss on remeasurement of previous interest in joint operation	0	0		21
Derecognition with deemed disposal of interest in joint operation	0	0		(142)
Deferred tax recognised in profit or loss	1,910	78		(5,594)
Deferred tax recognised in other comprehensive income	(51)	7		58
Foreign currency translation	15	(13)		625
Deferred tax liability (asset) at end of period	4,377	2,306		2,234
Deferred tax liabilities	16,015	14,401		11,648
Deferred tax assets	(11,638)	(12,095)		(9,414)
Aggregate unrecognised due to exemption	0	956		811
Other deductible temporary differences	99,496	87,331		68,868
Capital losses for which no deferred tax asset recognised	7,425	5,686		6,157
Mining assets
Reconciliation of the deferred tax balance:
Deferred tax liabilities	14,409	12,821		9,387
Environmental rehabilitation obligation funds
Reconciliation of the deferred tax balance:
Deferred tax liabilities	667	888		973
Deferred tax assets	(1,509)	(1,724)		(1,583)
US$ Convertible bond
Reconciliation of the deferred tax balance:
Deferred tax liabilities	0	0		349
Other
Reconciliation of the deferred tax balance:
Deferred tax liabilities	939	692		939
Occupational healthcare obligation
Reconciliation of the deferred tax balance:
Deferred tax assets	(105)	(86)		(91)
Other Payables And Provisions
Reconciliation of the deferred tax balance:
Deferred tax assets	(2,917)	(2,432)		(2,047)
Derivative financial instrument
Reconciliation of the deferred tax balance:
Deferred tax assets	0	0		(349)
Financial instruments
Reconciliation of the deferred tax balance:
Deferred tax assets	0	(307)		(416)
Tax losses and unredeemed capital expenditure
Reconciliation of the deferred tax balance:
Deferred tax assets	(6,769)	(7,473)		(4,857)
Share-based payment obligation
Reconciliation of the deferred tax balance:
Deferred tax assets	R (338)	R (73)		R (71)

[1]	Amount for 31 December 2024 was revised (see note 16.2)